2005 Market Street
Philadelphia, PA 19103-7094

Delaware Investments
_____________________________
A member of Lincoln Financial Group

1933 Act Rule 497(j)
File No. 2-70164
1940 Act File No. 811-3120

August 30, 20005

Filed via EDGAR (CIK #0000728352)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 2-70164
     DELAWARE GROUP TAX-FREE MONEY FUND
     DELAWARE TAX-FREE MONEY FUND
     _____________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 31, the most recent Post-Effective Amendment of Delaware Group Tax-Free Money Fund. Post-Effective Amendment No. 31 was filed electronically with the Commission on August 26, 2005 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Michael E. Dresnin
___________________________
Michael E. Dresnin
Assistant Vice President/
Counsel/
Assistant Secretary